Provisions and other current liabilities	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Provisions and other current liabilities	Provisions and other non-current liabilities
The below table provides details related to Provisions and other non-current liabilities as of December 31, 2019, and 2018.

($ millions)	2019	2018
Accrued liability for employee benefits:
Defined benefit pension plans(1)	291	254
Other long-term employee benefits and deferred compensation	140	104
Other post-employment benefits(1)	423	345
Provisions for product liabilities, governmental investigations and other legal matters	—	—
Contingent consideration(2)	208	143
Other non-current liabilities	106	67
Total provisions and other non-current liabilities	1,168	913

(1)	Note 23 to these Consolidated Financial Statements provides additional disclosures related to post-employment benefits.

(2)	Note 18 to these Consolidated Financial Statements provides additional disclosures related to contingent consideration.
Alcon believes that its total provisions are adequate based upon currently available information. However, given the inherent difficulties in estimating liabilities in this area, Alcon may incur additional costs beyond the amounts provided. Management believes that such additional amounts, if any, would not be material to Alcon's financial condition but could be material to the results of operations or cash flows in a given period.
Provisions for product liabilities, governmental investigations and other legal matters
Alcon has established provisions for certain product liabilities, governmental investigations and other legal matters, where a potential cash outflow is probable and a reliable estimate can be made of the amount of the outflow. These provisions represent the current best estimate of the total financial effect for the matters described below and for other less significant matters. Potential cash outflows reflected in a provision may be fully or partially off-set by insurance in certain circumstances.
Alcon has not established provisions for potential damage awards for certain additional legal claims if Alcon currently believes that a payment is either not probable or cannot be reliably estimated. A number of other legal matters are in such early stages or the issues presented are such that Alcon has not made any provisions since it cannot currently estimate either a potential outcome or the amount of any potential losses. For these reasons, among others, Alcon generally is unable to make a reliable estimate of possible loss with respect to such cases. It is therefore not practicable to provide information about the potential financial impact of those cases.
There might also be cases for which Alcon was able to make a reliable estimate of the possible loss or the range of possible loss, but Alcon believes that publication of such information on a case-by-case basis would seriously prejudice Alcon's position in ongoing legal proceedings or in any related settlement discussions. Accordingly, in such cases, information has been disclosed with respect to the nature of the contingency, but no disclosure is provided as to an estimate of the possible loss or range of possible loss.
Note 26 contains additional information on contingencies.
Summary of significant legal proceedings
Under the Separation and Distribution Agreement Alcon entered into with Novartis in connection with the separation and the Spin-off, Alcon and Novartis agreed, subject to certain conditions and except to the extent otherwise described below with respect to any matter, to indemnify the other party and its directors, officers, associates and other representatives against any pending or future liabilities or claims that constitute either a Novartis Group liability, in the case of Novartis, or an Alcon liability, in the case of Alcon, under the terms of the Separation and Distribution Agreement, based on whether such claim or liability relates to the Novartis business and products or Alcon's respective business and products.
A number of Alcon companies are, and will likely continue to be, subject to various legal proceedings and investigations that arise from time to time, including proceedings regarding product liability, sales and marketing practices, commercial disputes, employment, and wrongful discharge, antitrust, securities, health and safety, environmental, tax, international trade, privacy, and intellectual property matters. As a result, Alcon may become subject to substantial liabilities that may not be covered by insurance and could affect our business, financial position and reputation. While Alcon does not believe that any of these legal proceedings will have a material adverse effect on its financial position, litigation is inherently unpredictable and large judgments sometimes occur. As a consequence, Alcon may in the future incur judgments or enter into settlements of claims that could have a material adverse effect on its results of operations or cash flow. The following is a summary as of February 25, 2020 of significant legal proceedings of the Alcon business to which Alcon or its subsidiaries are a party.
Southern District of New York / Western District of New York healthcare fraud investigation
In 2011, Alcon received a subpoena from the United States Department of Health & Human Services relating to an investigation into allegations of healthcare fraud and potential off-label promotion of certain products. The subpoena requests the production of documents relating to marketing practices and the remuneration of healthcare providers in connection with surgical equipment and certain Novartis products (Vigamox®, Nevanac®, Omnipred®, Econopred®). Alcon is cooperating with this investigation.
Asia / Russia investigation
In 2017 and 2018, Alcon and Novartis, as well as certain present and former executives and associates of Alcon and Novartis, received document requests and subpoenas from the US Department of Justice ("DoJ") and the US SEC requesting information concerning Alcon accounting, internal controls and business practices in Asia and Russia, including revenue recognition for surgical equipment and related products and services and relationships with third party distributors, both before and after Alcon was acquired by Novartis. Alcon is cooperating with this investigation. Under the Separation and Distribution Agreement, Novartis must indemnify Alcon in respect of defined direct monetary liabilities relating to the current scope of the ongoing investigation by the DoJ and the SEC relating to certain business practices in Asia and Russia and related accounting treatment.
Contact lenses class actions
Since the first quarter of 2015, more than 50 class action complaints have been filed in several courts across the US naming as defendants contact lens manufacturers, including Alcon, and alleging violations of federal antitrust law, as well as the antitrust, consumer protection and unfair competition laws of various states, in connection with the implementation of unilateral price policies by the defendants in the sale of contact lenses. The cases have been consolidated in the Middle District of Florida by the Judicial Panel on Multidistrict Litigation and the claims are being vigorously contested.
MIVS platform patent infringement investigation
In June 2015, Johns Hopkins University ("JHU") filed a patent infringement lawsuit against certain Alcon entities alleging that the use of certain Alcon surgical products, principally by third parties, infringes a patent directed to certain methods of ocular surgery. In March 2019, Alcon and JHU entered into a settlement agreement in full settlement of all claims relating to this proceeding.
LenSx laser system and WaveLight FS200 laser patent infringement litigations
Two consolidated cases were filed against Alcon claiming that the LenSx laser system and WaveLight FS200 femtosecond laser infringe two US patents expiring in 2018 and 2030. The district court entered summary judgment for Alcon, and the plaintiff appealed to the US Court of Appeals for the Federal Circuit. The Court of Appeals affirmed the district court’s judgment for Alcon on August 8, 2019.
TCPA matter
In April 2016, a putative class action lawsuit was filed in Illinois federal court alleging that the defendants, Alcon and Novartis Pharmaceuticals Corporation ("NPC"), sent unsolicited facsimiles in violation of the Telephone Consumer Protection Act, and seeking to certify a representative putative nationwide class of affected consumers. The claims are being vigorously contested.
Product liability, governmental investigations and other legal matters provision movements

($ millions)	2019	2018	2017
January 1	42	49	9
Additions to provisions	—	1	55
Cash payments	(40)	(1)	(6)
Releases of provisions	(2)	(7)	(9)
December 31	—	42	49
Less current portion	—	(42)	(43)
Non-current provisions for product liabilities, governmental investigations and other legal matters at December 31	—	—	6

Alcon believes that its total provisions for investigations, product liability, arbitration and other legal matters are adequate based upon currently available information. However, given the inherent difficulties in estimating liabilities, there can be no assurance that additional liabilities and costs will not be incurred beyond the amounts provided.
Provisions and other current liabilities
The following table provides details related to Provisions and other current liabilities as of December 31, 2019 and 2018:

($ millions)	2019	2018
Taxes other than income taxes	81	57
Restructuring provisions	28	8
Accrued expenses for goods and services received but not invoiced	79	71
Accruals for royalties	10	6
Accruals for deductions from revenue	212	194
Accruals for compensation and benefits including social security	382	363
Deferred income	97	94
Provisions for product liabilities, governmental investigations and other legal matters(1)	—	42
Accrued share-based payments	10	6
Accrued interest on financial debts	19	—
Contingent considerations(2)	35	19
Other payables	85	20
Total provisions and other current liabilities	1,038	880

(1)	Note 19 to these Consolidated Financial Statements provides additional disclosures related to legal provisions.

(2)	Note 18 to these Consolidated Financial Statements provides additional disclosures related to contingent consideration.
Provisions and accruals are based upon management's best estimate and adjusted for actual experience. Such adjustments to the historic estimates have not been material.
Accruals for deductions from revenue
The following table shows the movement of the accruals for deductions from revenue:

($ millions)	2019	2018	2017
January 1	194	213	182
Additions	662	603	619
Payments/utilizations	(646)	(613)	(601)
Changes in offset against gross trade receivables	1	2	7
Currency translation effects	1	(11)	6
December 31	212	194	213

Restructuring provisions
The following table shows the movement of the restructuring provisions:

($ millions)	2019	2018	2017
January 1	8	3	13
Additions	32	13	—
Cash payments	(10)	(7)	(6)
Releases	(2)	(2)	(4)
Currency translation effects	—	1	—
December 31	28	8	3

In 2019, additions to restructuring provisions of $32 million were related to the multi-year transformation program announced by Alcon on November 19, 2019. The additions to restructuring provisions in 2019 were related to accrued severance for the associates whose positions will be eliminated.
In 2018, additions to restructuring provisions of $13 million were related to initiatives aimed at improving the efficiency and agility of Alcon's operating model.
In 2017, no additions to restructuring provisions were recorded. Alcon continued initiatives to realign its operations to focus on the surgical and vision care business after the opthamology pharmaceutical business transfer to the Novartis Innovative Medicines Division.